Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
A maturity analysis of the Partnership’s operating lease liabilities from time-charter-in contracts (excluding short-term leases) as at December 31, 2019 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
As at December 31, 2019	$	$	$
Payments:
January to December 2020	11,694	7,552	19,246
January to December 2021	11,829	7,639	19,468
January to December 2022	11,995	7,746	19,741
January to December 2023	11,225	7,249	18,474
January to December 2024	641	414	1,055
Total payments	47,384	30,600	77,984
Less imputed interest	(4,840)
Carrying value of operating lease liabilities	42,544